Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2020
Personnel expenses
Schedule of detail of personnel expenses

	2018	2019	2020

Wages and salaries	7,274	7,740	7,838
Social security costs	1,283	1,443	1,494
Service expense related to defined contribution pension plan (Note 24)	373	410	488
Service expense related to defined benefit pension plan	157	147	194
Share-based payments	161	226	226
Bonus and benefits granted to employees	3,691	4,017	3,052
Other staff costs	1,415	1,445	1,584
	14,354	15,428	14,876

Schedule of bonus payment percentages and deferral periods

Beneficiaries	Immediate Payment
(Millions of Euros)	Percentage	Deferred Percentage	Deferred period

Members of the Identified Staff with total variable remuneration ≥ 2.7	40%	60%	5 years
Members of the Identified Staff with total variable remuneration ≥ 1.7 (< 2.7)	50%	50%	5 years
Other beneficiaries	60%	40%	3 years